CONVERTIBLE NOTES	3 Months Ended
Nov. 30, 2017
Debt Disclosure [Abstract]
CONVERTIBLE NOTES

NOTE 7 – CONVERTIBLE NOTES

The Company had the following convertible notes payable outstanding as of November 30, 2017 and August 31, 2017:

	November 30,	August 31,
	2017	2017
Convertible Notes - originated in September 2017	$1,660,000	$-
Convertible Notes - originated in October 2017	730,125	-
Convertible Notes - originated in November 2017	200,000	-
Less debt discount and debt issuance cost	(658,308)	-
	1,931,817	-
Less current portion of convertible notes payable	(1,931,817)	-
Long-term convertible notes payable	$-	$-

The Company recognized amortization expense related to the debt discount and deferred financing fees of $953,451 and $0 for the three months ended November 30, 2017 and 2016, respectively, which is included in interest expense in the statements of operations.

Convertible Notes – Issued during the three months ended November 30, 2017

During the three months ended November 30, 2017, the Company issued a total of $2,590,125 convertible notes with cash proceeds of $2,249,000, original issuance discount of $250,875 and financing fees of $90,250. The convertible notes were also provided with a total of 634,055 common shares and warrant units to purchase up to 78,000 shares of common stock at $1.75 exercise price. The terms of convertible notes are summarized as follows:

•	Term ranging from six months to one year;

•	Annual interest rates ranging from 0% to 12%;

•	Convertible at the option of the holders either at issuance or 180 days from issuance; and

•	Conversion prices are typically based on the discounted (70% discount) lowest trading prices of the Company’s shares during 20-25 days prior to the conversion, resulting in debt discount comprising derivative liabilities of $479,762 (see Note 8).

For the three months ended November 30, 2017 and 2016, the interest expense on convertible notes was $27,153 and $0, respectively. As of November 30, 2017 and August 31, 2017, the accrued interest payable was $27,153 and $0, respectively.